SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of sales by geographic area as percentage of total sales
	Six Months Ended June 30
	2 0 2 5	2 0 2 4
	%	%
China	35	49
Taiwan, R.O.C.	28	16
Korea	17	21
USA	8	8
Other	12	6
Total	100	100

Schedule of sales by major customers as percentage of total sales
	Six Months Ended June 30
	2 0 2 5	2 0 2 4
	%	%
Customer A	23	11
Customer B	12	16

Schedule of long-lived assets by geographic location

	As of June 30,	As of December 31,
	2 0 2 5	2 0 2 4
	%	%
Israel	45	48
US	22	24
Germany	28	22
Other	5	6
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.